Inventories	12 Months Ended
Dec. 31, 2023
Inventory [Abstract]
Inventories	Inventories

	December 31, 2023	December 31, 2022
Supplies and consumables	$24,270	$23,043
Stockpiles	5,624	2,125
Work in progress	917	1,234
Finished goods	11,443	4,553
	$42,254	$30,955